Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Outstanding Commitments To Originate Loans [Table Text Block]
The Bancorp had outstanding commitments to originate loans as follows:

	(Dollars in thousands)
	Fixed	Variable
	Rate	Rate	Total
December 31, 2013:
Commercial business	$1,912	$29,282	$31,194
Real estate	22,543	14,290	36,833
Consumer loans	-	-	-
Government loans	-	-	-
Unsecured consumer overdrafts	10,734	-	10,734
Total	$35,189	$43,572	$78,761

December 31, 2012:
Commercial business	$2,334	$26,673	$29,007
Real estate	15,979	8,581	24,560
Consumer loans	-	-	-
Government loans	4,941	-	4,941
Unsecured consumer overdrafts	10,812	-	10,812
Total	$34,066	$35,254	$69,320